UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

______ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________________to ______________________

Date of Report (Date of earliest event reported) _________________________________

Commission File Number of securitizer: _________________________________

Central Index Key Number of securitizer: _________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0002124364 (Loan Funding Structure VI LLC)

BRAVO Residential Funding Trust 2026-NQM8

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Michael Chiao, Authorized Person, 949-720-6974

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5 and 99.6 for the related information.

Item 3.	Exhibits

99.1   Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1—Narrative

Schedule 2—Supplemental Data Extract

Schedule 3 – Business Purpose Supplement Extract

Schedule 4 – Rating Agency Grades Detail Report

Schedule 5 – Rating Agency Grades Summary Report

Schedule 6 – Valuation Report

Schedule 7 – ATR or QM Report

Schedule 8 – Data Compare Report

99.2   Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1—Narrative

Schedule 2—Conditions Report

Schedule 3 – Loan Level Tape Compare

Schedule 4 – Non ATR QM

Schedule 5 – Rating Agency ATR AM

Schedule 6 – Standard Upload

Schedule 7 – Valuations Summary

Schedule 8 – Waived Conditions

99.3     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1—Narrative

Schedule 2—Data Compare Report

Schedule 3—Due Diligence Standard Report

Schedule 4—Rating Agency Grades Summary Report

Schedule 5—Valuations Report

Schedule 6—Supplemental Report

99.4   Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1—Narrative

Schedule 2—Valuation Report

Schedule 3—Supplemental Data Extract

Schedule 4—Rating Agency Grades Summary Report

Schedule 5—Rating Agency Grades Detail Report

Schedule 6—Data Compare Report

Schedule 7—Business Purpose Supplement Extract

Schedule 8—ATR or QM Report

99.5   Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— RA Grades

Schedule 3— Exception Detail

Schedule 4— Valuation Report

Schedule 5— Data Compare

Schedule 6— QM ATR Data

Schedule 7— Business Purpose

99.6   Disclosures required by Rule 15Ga-2 for Adfitech, Inc. dba Mortgage Connect Risk Solutions

Schedule 1— Narrative

Schedule 2— Supplemental Data Extract

Schedule 3— Rating Agency Grades Summary

Schedule 4— Rating Agency Grades Detail

Schedule 5— Valuation Report

Schedule 6— ATR OR QM Report

Schedule 7— Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 14, 2026

LOAN FUNDING STRUCTURE VI LLC (Securitizer)

By:	/s/ Michael Chiao
	Name:	Michael Chiao
	Title:	Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1   Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1—Narrative

Schedule 2—Supplemental Data Extract

Schedule 3 – Business Purpose Supplement Extract

Schedule 4 – Rating Agency Grades Detail Report

Schedule 5 – Rating Agency Grades Summary Report

Schedule 6 – Valuation Report

Schedule 7 – ATR or QM Report

Schedule 8 – Data Compare Report

99.2   Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1—Narrative

Schedule 2—Conditions Report

Schedule 3 – Loan Level Tape Compare

Schedule 4 – Non ATR QM

Schedule 5 – Rating Agency ATR AM

Schedule 6 – Standard Upload

Schedule 7 – Valuations Summary

Schedule 8 – Waived Conditions

99.3     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1—Narrative

Schedule 2—Data Compare Report

Schedule 3—Due Diligence Standard Report

Schedule 4—Rating Agency Grades Summary Report

Schedule 5—Valuations Report

Schedule 6—Supplemental Report

99.4   Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1—Narrative

Schedule 2—Valuation Report

Schedule 3—Supplemental Data Extract

Schedule 4—Rating Agency Grades Summary Report

Schedule 5—Rating Agency Grades Detail Report

Schedule 6—Data Compare Report

Schedule 7—Business Purpose Supplement Extract

Schedule 8—ATR or QM Report

99.5   Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— RA Grades

Schedule 3— Exception Detail

Schedule 4— Valuation Report

Schedule 5— Data Compare

Schedule 6— QM ATR Data

Schedule 7— Business Purpose

99.6   Disclosures required by Rule 15Ga-2 for Adfitech, Inc. dba Mortgage Connect Risk Solutions

Schedule 1— Narrative

Schedule 2— Supplemental Data Extract

Schedule 3— Rating Agency Grades Summary

Schedule 4— Rating Agency Grades Detail

Schedule 5— Valuation Report

Schedule 6— ATR OR QM Report

Schedule 7— Data Compare Report